Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues, net:
Revenues	$ 1,150	$ 620	$ 4,940	$ 4,391
Cost of revenues:
Cost of revenues	875	978	5,144	4,503
Gross loss	275	(358)	(204)	(112)
Operating expenses:
Research and development	1,895	808	3,049	3,380
Selling, general and administrative	2,891	2,080	10,004	10,220
Total operating expenses	4,786	2,888	13,053	13,600
Operating loss	(4,511)	(3,246)	(13,257)	(13,712)
Other income and (expense):
Derivative loss	0	(1,729)	(7,040)	(4,291)
Interest expense	(5)	(555)	(5,393)	(3,067)
Change in fair values of senior secured note and warrant liabilities	2,998	0	1,017	0
Financing charges			(2,294)	0
Other expense, net	(3,105)	(2,284)	(13,710)	(7,358)
Loss before income taxes	(7,616)	(5,530)	(26,967)	(21,070)
Provision (benefit) for income taxes	0	31	35	(15)
Net loss	(7,616)	(5,561)	(27,002)	(21,055)
Undeclared Series A-1 preferred dividends	0	(780)	0	(2,682)
Net loss attributable to common stockholders	$ (7,616)	$ (6,341)	$ (27,002)	$ (23,737)
Net loss per share—basic and diluted (in dollars per share)	$ (0.1)	$ (0.8)	$ (0.75)	$ (2.99)
Weighted average common shares outstanding—basic and diluted (in shares)	74,437,715	7,963,188	36,233,084	7,943,585
Comprehensive Loss:
Net loss	$ (7,616)	$ (5,561)	$ (27,002)	$ (21,055)
Foreign currency translation adjustments, net of tax	18	(1)	(50)	(15)
Comprehensive loss	(7,598)	(5,562)	(27,052)	(21,070)
Product [Member]
Revenues, net:
Revenues	943	613	4,746	4,254
Cost of revenues:
Cost of revenues	437	568	3,432	2,494
Rentals [Member]
Revenues, net:
Revenues	207	7	194	137
Cost of revenues:
Cost of revenues	$ 438	$ 410	$ 1,712	$ 2,009